Loans and advances to credit institutions	12 Months Ended
Dec. 31, 2021
Loans and advances to credit institutions
Loans and advances to credit institutions

7.   Loans and advances to credit institutions

The breakdown by classification, type and currency of the balances of Loans and advances to credit institutions in the consolidated balance sheets is as follows:

	12/31/2020	12/31/2021

Classification:
Financial assets at fair value through profit or loss	59,512	58,486
Financial assets at amortized cost	64,371	36,492
	123,883	94,978
Type:
Reciprocal accounts	11,610	17,820
Time deposits	10	—
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	27,954	13,234
Reverse repurchase agreements	59,512	58,486
Other accounts	24,797	5,438
	123,883	94,978
Currency:
Peso	94,084	83,382
USD	29,620	11,579
Other currencies	179	17
	123,883	94,978

As of December 31, 2020, time deposits consist of 10 million pesos related to deposits that the Bank holds in Mexican banks that re-prices every 182 days with a fixed annual interest rate of 1.5%. As of December 31, 2021, there were no transactions as a time deposits.

As of December 31, 2020 and 2021, 27,954 million pesos and 13,234 million pesos, respectively, of loans and advances to credit institutions, have been pledged in connection with OTC financial derivatives transactions, and are classified as restricted assets within Loans and advances to credit institutions – Financial assets at amortized cost (see Note 32).

As of December 31, 2020 and 2021, 59,599 million pesos and 58,235 million pesos, respectively, of debt instruments have been received as collaterals in connection with reverse repurchase agreement transactions within Loans and advances to credit institutions (see Note 31).

Note 45.a includes a breakdown of the remaining maturity of Loans and advances to credit institutions. Additionally, Note 45.d includes the fair value amounts of these assets classified as Loans and advances to credit institutions – Financial assets at amortized cost.